Expense Example {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - Retail PRO-08 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Retail Class
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061